Cash and cash equivalents and financial assets - Cash and cash equivalents (Details) SFr in Thousands	Jun. 30, 2025 CHF (SFr) SFr / $	Dec. 31, 2024 CHF (SFr) SFr / $	Jun. 30, 2024 CHF (SFr) SFr / $	Dec. 31, 2023 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents | SFr	SFr 25,722	SFr 36,275	SFr 51,564	SFr 78,494
Translation rate into CHF | SFr / $	0.807	0.912	0.909